Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events
15.

Subsequent Events
a)

Series

B

Preferred

Stock

Dividends:
On

January

17,

2023,

the

Company

paid

a

quarterly
dividend

on

its

series

B

preferred

stock,

amounting

to

$
0.5546875

per

share,

or

$
1,442
,

to

its
stockholders of record as of January 13, 2023.
b)

Sale of

vessels and

loan prepayments:

On January

23, 2023,

the Company,

through a

wholly
owned subsidiary,

entered into

an agreement

with an

unrelated third

party to

sell the

vessel Aliki
for the

sale price

of $
15,080
. The

vessel was

delivered to

her new

owners on

February 8,

2023.
Additionally, on

February 1, 2023, the

Company, through

a wholly-owned subsidiary,

entered into
an agreement with OceanPal,

a related party company, to sell the vessel

Melia for the sale price

of
$ 14,000
,

of

which

$
4,000

in

cash

and

$
10,000

through
13,157

of

OceanPal

Series

D

Preferred
Shares. The vessel was delivered to

her new owners on February

8, 2023. The sale of the vessels
resulted

in

gain.

On

February

2,

2023,

the

Company

prepaid

$
8,134

under

one

of

its

loan
agreements with Nordea,

being the part of the loan secured by
Melia

and
Aliki , and the repayment
schedule was adjusted accordingly.
c)

Delivery

of

Ultramax

vessel:

On

January

30,

2023,

the

Company

took

delivery

of

the

ninth
Ultramax dry bulk

vessel, under the Company’s

agreement with Sea Trade

and issued
2,033,613
common shares to Sea Trade, at $ 0.01

par value per share (Note 4),

having a fair value of $
7,809 ,
based

on

the

closing

price

of

the

Company’s

stock

on

the

date

of

delivery,

determined through
Level 1 account hierarchy.

d)

Acquisition of Ultramax vessel:

On February 14, 2023, the Company signed a Memorandum of
Agreement to acquire from an unaffiliated third party the m/v Nord Potomac, a 2016 built Ultramax dry bulk vessel, for a purchase

price of $
27,900
, of which the Company paid

a
10 % advance of the
purchase price.

The

Company anticipates

taking delivery

of the

vessel by

the

beginning of

April
2023.
e)
Restricted share awards:

On February 22, 2023,

the Company’s Board of

Directors approved the
award

of
1,750,000
.

shares

of

restricted

common

stock

to

executive

management

and

non-
executive directors, pursuant to the Company’s amended plan, as annual bonus. The fair value of
the restricted shares

based on the

closing price on

the date of

the Board of Directors’

approval was
$ 7,945
. The

cost of

these awards

will be

recognized ratably

over the

restricted shares

vesting period
which will be 3

years.
f)

Loan

prepayment:

On

March

14,

2023,

the

Company

prepaid

$
11,841

being

the

outstanding
balance of its loan with DNB Bank (Note 6).
g)

Dividend on

Common Stock

and Dividend

in Kind:

On March

20, 2023,

the Company

paid a
quarterly dividend on

its common stock

of $
0.15

per share, or

$
15,965
, to shareholders

of record
as of

March 13,

2023 based

on the

Company’s results

of operations

during the

fourth quarter

ended
December 31,

2022. The

Company will

also distribute

on May

16, 2023,

to its

shareholders

of record
on April 24,

2023, the
13,157

Series D Preferred Shares

of OceanPal Inc. acquired

as part of the
non-cash consideration of the sale of Melia

described in (b) above.